Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Net income	$ 1,051	$ 664	$ 2,074	$ 851
Items that may be reclassified to net income:
Foreign currency translation	(536)	105	(501)	295
Cash flow hedges	23	11	53	39
Available-for-sale securities	0	0	0	1
Equity accounted investments	6	0	21	3
Items that will not be reclassified to net income:
Securities - fair value through other comprehensive income (FVTOCI)	1	0	(4)	0
Remeasurement of defined benefit obligations	2	(2)	2	(2)
Revaluation surplus	2	0	2	0
Total other comprehensive income (loss)	(502)	114	(427)	336
Total comprehensive income (loss)	549	778	1,647	1,187
Limited partners
Net income	194	87	386	27
Other comprehensive income (loss)	(113)	27	(99)	68
Comprehensive income attributable to Limited partners	81	114	287	95
Redeemable/exchangeable and special limited partnership units
Net income	332	148	662	45
Other comprehensive income (loss)	(194)	45	(170)	116
Comprehensive income attributable to Redeemable/exchangeable and special limited partnership units	138	193	492	161
Limited partnership units of Brookfield Office Properties Exchange LP
Net income	8	4	16	1
Other comprehensive income (loss)	(5)	1	(4)	3
Comprehensive income attributable to Limited partnership units of Brookfield Office Properties Exchange LP	3	5	12	4
Interests of others in operating subsidiaries and properties
Net income	517	425	1,010	778
Other comprehensive income (loss)	(190)	41	(154)	149
Comprehensive income attributable to Interests of others in operating subsidiaries and properties	$ 327	$ 466	$ 856	$ 927